Restructuring	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring and ImpairmentDuring 2020 and 2019, we engaged a strategic consulting firm to assist us in optimizing our structure and cost base. As a result, we have implemented several cost-saving and margin improvement programs designed to generate substantial incremental cash flow including the Operation, Simplification and Optimization Program, the DRG Acquisition Integration Program, the CPA Global Acquisition Integration and Optimization Program, and most recently the One Clarivate Program. In connection with the CPA Global Acquisition restructuring program, a social plan was entered into in Belgium. Liabilities for non-retirement post-employment benefits that fall under ASC 712 are recognized when the severance liability was determined to be probable of being paid and reasonably estimable.
Operation Simplification and Optimization Program
During the fourth quarter of 2019, the Company approved restructuring actions designed to streamline our operations by simplifying our organization and focusing on three segments in planned phases. Restructuring charges included actions to reduce operational costs. Components of the pre-tax charges include $2,063 and $16,069 in severance costs and $158 and $10,578 in other costs incurred during the year ended December 31, 2021 and 2020, respectively. The A&G, LS&H and IP segments incurred $286, $623 and $1,312 of the expense, respectively, during the year ended December 31, 2021 and $8,060, $7,436 and $11,150 during the year ended December 31, 2020, respectively.
DRG Acquisition Integration Program
During the second quarter of 2020, the Company approved restructuring actions designed to eliminate duplicative costs following the acquisition of DRG in planned phases. Restructuring charges included actions to reduce operational costs. Components of the pre-tax charges include $120 and $5,133 in severance costs and $75 and $1,464 in other costs incurred during the year ended December 31, 2021 and 2020, respectively. The LS&H segment incurred $195 of the expense during the year ended December 31, 2021, and the A&G, LS&H and IP segments incurred $1,658, $2,709 and $2,230 during the year ended December 31, 2020, respectively.

CPA Global Acquisition Integration and Optimization Program

During the fourth quarter of 2020, the Company approved restructuring actions designed to eliminate duplicative costs following the acquisition of CPA Global and to streamline our operations simplifying our organization and reducing our leasing portfolio. Restructuring charges included actions to reduce operational costs. Components of the pre-tax charges include $35,882 and $18,715 in severance costs and $69,240 and $4,179 in other costs incurred during the year ended December 31, 2021 and 2020, respectively. The A&G, LS&H and IP segments incurred $24,554, $23,098 and $57,471 of the expense, respectively, during the year ended December 31, 2021, and $3,005, $2,772 and $8,575 during the year ended December 31, 2020.
One Clarivate Program
During the second quarter 2021, the Company approved restructuring actions to streamline operations within targeted areas of the Company. The program will result in a reduction in operational costs, with the primary cost savings driver being from a reduction in workforce. Components of the pre-tax charges include $17,275 and $0 in severance costs and $2,707 and $0 in other costs incurred during the year ended December 31, 2021 and 2020, respectively. The A&G, LS&H and IP segments incurred $6,976, $3,923 and $9,083 of the expense, respectively, during the year ended December 31, 2021.
ProQuest Acquisition Integration Program
During the fourth quarter 2021, the Company approved restructuring actions to streamline operations within targeted areas of the Company. The program will result in a reduction in operational costs, with the primary cost savings driver being from a reduction in workforce. Components of the pre-tax charges include $1,939 in severance costs and $0 in other costs incurred during the year ended December 31, 2021. The A&G, LS&H and IP segments incurred $711, $373 and $856 of the expense, respectively, during the year ended December 31, 2021.

The table below summarizes the activity related to the restructuring reserves across each of Clarivate's cost-saving's programs.

Restructuring Programs	Severance and Related Benefit Costs (3)	Costs Associated with Exit and Disposal Costs (1)	Total
Reserve Balance as of December 31, 2019	9,506	—	9,506
Expenses recorded	39,917	16,221	56,138
Payments made	(25,418)	(5,342)	(30,760)
Noncash items and other adjustments	1,707	(6,404)	(4,697)
Reserve Balance as of December 31, 2020	25,712	4,475	30,187
Expenses recorded(2)	57,280	72,179	129,459
Payments made	(48,782)	(11,459)	(60,241)
Noncash items	(5,889)	(57,995)	(63,884)
Reserve Balance as of December 31, 2021	28,322	7,200	35,522
(1) Relates primary to lease exit costs and legal and advisory fees.
(2) Severance and related benefit cost includes $4,532 of non-cash adjustments, primarily related to the acceleration of stock based compensation awards.
(3) Expenses recorded for Severance and Related Benefit Costs includes the acceleration of equity based awards for severed individuals under the CPA Global Equity Plan. These expenses will be paid in cash and is accounted for as a liability award.

The following table is a summary of charges incurred related to the Company's restructuring programs for the year ended December 31, 2021 and 2020.

	Year Ended December 31,
	2021	2020
Severance and related benefit costs	$57,280	$39,917
Costs associated with exit and disposal activities (1)	11,114	8,526
Costs associated with lease exit costs including impairment (2)	61,065	7,695
Total restructuring and impairment	$129,459	$56,138
(1) Relates primarily to contract exit costs, legal and advisory fees.
(2) Relates primary to lease exit costs.

Employee Rights Upon Retirement

In Israel, the Company is required by law to make severance payments upon dismissal of an employee or upon termination of employment in certain other circumstances. The Company operates a number of post-employment defined contribution plans. A defined contribution plan is a program that benefits an employee after termination of employment, under which the Company regularly makes ongoing deposits into Israeli employees' pension plans to fund their severance liabilities. According to Section 14 of the Severance Pay Law, for employees employed by the Company under section 14, the Company deposits are made in lieu of the Company's severance liability for 85% of the employees' salaries, therefore no obligation is provided for in the financial statements for such portion of the employees' salaries. Severance pay liabilities for the section 14 employees, is calculated for 15% of salary and provided for in the financial statements based upon the latest monthly salary multiplied by the number of years of employment. The fund assets for such section 14 employees are not included in the Company’s financial position. For employees that are not under section 14, severance pay liabilities are provided for in the financial statements based upon the latest monthly salary multiplied by the number of years of employment. The fund assets for such non-section 14 employees are included in the Company’s financial position. In accordance with its terms, the plans meet the definition of a defined contribution plan.

	December 31, 2021	December 31, 2020
Long-term severance payable	$8,586	$9,608